DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) (USD $)	9 Months Ended				1 Months Ended	3 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended	2 Months Ended	9 Months Ended	2 Months Ended	9 Months Ended	2 Months Ended	9 Months Ended	2 Months Ended	9 Months Ended	2 Months Ended	9 Months Ended	2 Months Ended	9 Months Ended	2 Months Ended	9 Months Ended	2 Months Ended	9 Months Ended	2 Months Ended	9 Months Ended
	Sep. 27, 2013 Segment Customer Brands	Sep. 07, 2012 Merger Agreement [Member]	Sep. 07, 2012 OpCo Notes [Member] Merger Agreement [Member]	Sep. 07, 2012 HoldCo Notes [Member] Merger Agreement [Member]	Sep. 28, 2012 Successor [Member]	Sep. 27, 2013 Successor [Member]	Sep. 27, 2013 Successor [Member]	Sep. 28, 2012 Successor [Member] JanSan [Member]	Sep. 27, 2013 Successor [Member] JanSan [Member]	Sep. 27, 2013 Successor [Member] JanSan [Member]	Sep. 28, 2012 Successor [Member] Plumbing [Member]	Sep. 27, 2013 Successor [Member] Plumbing [Member]	Sep. 27, 2013 Successor [Member] Plumbing [Member]	Sep. 28, 2012 Successor [Member] Hardware, Tools and Fixtures [Member]	Sep. 27, 2013 Successor [Member] Hardware, Tools and Fixtures [Member]	Sep. 27, 2013 Successor [Member] Hardware, Tools and Fixtures [Member]	Sep. 28, 2012 Successor [Member] HVAC [Member]	Sep. 27, 2013 Successor [Member] HVAC [Member]	Sep. 27, 2013 Successor [Member] HVAC [Member]	Sep. 28, 2012 Successor [Member] Electrical and Lighting [Member]	Sep. 27, 2013 Successor [Member] Electrical and Lighting [Member]	Sep. 27, 2013 Successor [Member] Electrical and Lighting [Member]	Sep. 28, 2012 Successor [Member] Appliances and Parts [Member]	Sep. 27, 2013 Successor [Member] Appliances and Parts [Member]	Sep. 27, 2013 Successor [Member] Appliances and Parts [Member]	Sep. 28, 2012 Successor [Member] Security and Safety [Member]	Sep. 27, 2013 Successor [Member] Security and Safety [Member]	Sep. 27, 2013 Successor [Member] Security and Safety [Member]	Sep. 28, 2012 Successor [Member] Other Products [Member]	Sep. 27, 2013 Successor [Member] Other Products [Member]	Sep. 27, 2013 Successor [Member] Other Products [Member]	Sep. 07, 2012 Predecessor [Member]	Sep. 07, 2012 Predecessor [Member]	Sep. 07, 2012 Predecessor [Member] JanSan [Member]	Sep. 07, 2012 Predecessor [Member] JanSan [Member]	Sep. 07, 2012 Predecessor [Member] Plumbing [Member]	Sep. 07, 2012 Predecessor [Member] Plumbing [Member]	Sep. 07, 2012 Predecessor [Member] Hardware, Tools and Fixtures [Member]	Sep. 07, 2012 Predecessor [Member] Hardware, Tools and Fixtures [Member]	Sep. 07, 2012 Predecessor [Member] HVAC [Member]	Sep. 07, 2012 Predecessor [Member] HVAC [Member]	Sep. 07, 2012 Predecessor [Member] Electrical and Lighting [Member]	Sep. 07, 2012 Predecessor [Member] Electrical and Lighting [Member]	Sep. 07, 2012 Predecessor [Member] Appliances and Parts [Member]	Sep. 07, 2012 Predecessor [Member] Appliances and Parts [Member]	Sep. 07, 2012 Predecessor [Member] Security and Safety [Member]	Sep. 07, 2012 Predecessor [Member] Security and Safety [Member]	Sep. 07, 2012 Predecessor [Member] Other Products [Member]	Sep. 07, 2012 Predecessor [Member] Other Products [Member]	Sep. 27, 2013 Carrying (Reported) Amount, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member] Line of Credit [Member]	Dec. 28, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member] Line of Credit [Member]	Sep. 27, 2013 Estimate of Fair Value, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member] Line of Credit [Member]	Dec. 28, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member] Line of Credit [Member]	Sep. 27, 2013 HoldCo Notes [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Dec. 28, 2012 HoldCo Notes [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Sep. 27, 2013 HoldCo Notes [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Dec. 28, 2012 HoldCo Notes [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Sep. 27, 2013 OpCo Notes [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Dec. 28, 2012 OpCo Notes [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Sep. 27, 2013 OpCo Notes [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]	Dec. 28, 2012 OpCo Notes [Member] Estimate of Fair Value, Fair Value Disclosure [Member] Fair Value, Inputs, Level 2 [Member] Successor [Member]
Description of Business and Basis of Presentation [Line Items]
Number of Customers	100,000
Number of distinct and targeted brands	13
Percentage of U.S. population the Company is able to provide next-day delivery service	98.00%
Stated share price for merger agreement (in dollars per share)		$ 25.5
Long-term Debt			$ 300,000,000	$ 365,000,000
Long-term Debt, Fair Value																																																		120,000,000	127,500,000	120,104,000	127,636,000	365,000,000	365,000,000	396,938,000	394,200,000	319,152,000	321,494,000	317,250,000	322,500,000
Number of Operating Segments	1
Number of Reportable Segments	1
Net sales					$ 80,901,000	$ 421,541,000	$ 1,208,000,000	$ 28,827,000	$ 191,046,000	$ 560,387,000	$ 17,218,000	$ 72,064,000	$ 213,747,000	$ 7,525,000	$ 33,534,000	$ 95,489,000	$ 7,400,000	$ 36,313,000	$ 98,141,000	$ 5,218,000	$ 22,592,000	$ 63,502,000	$ 4,974,000	$ 23,028,000	$ 60,352,000	$ 4,237,000	$ 17,410,000	$ 50,738,000	$ 5,502,000	$ 25,554,000	$ 65,644,000	$ 269,349,000	$ 917,752,000	$ 97,642,000	$ 332,595,000	$ 54,168,000	$ 195,511,000	$ 24,693,000	$ 84,761,000	$ 28,996,000	$ 90,337,000	$ 16,122,000	$ 56,822,000	$ 16,149,000	$ 52,817,000	$ 12,455,000	$ 44,600,000	$ 19,124,000	$ 60,309,000